Basis of Presentation and Summary of Significant Accounting Policies - Franchise Fees Contract Life (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Intangible asset average life
Contract life (in years)	7 years
Maximum
Intangible asset average life
Contract life (in years)	10 years